Investments - Schedule of Available-for-sale Debt Securities (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Debt Securities, Available-for-Sale [Abstract]
Cost	¥ 16,786	¥ 28,601
Unrealized gains, including foreign exchange adjustment	17,582	16,272
Fair Value	¥ 34,368	¥ 44,873